REVERSE STOCK SPLIT	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Reverse Stock Split [Abstract]
REVERSE STOCK SPLIT

Note 9. REVERSE STOCK SPLIT

Effective at the open of business on December 27, 2013, the Company effected a reverse stock split of its common stock at a ratio of 1-for-5. No fractional shares of common stock were issued, and no cash or other consideration were paid as a result of the reverse stock split. Instead, the Company issued one whole share of post-reverse stock split common stock in lieu of each fractional share of common stock. As a result of the reverse stock split, the Company's share capital was reduced to 51,000,000 shares from 251,000,000 shares, of which 50,000,000 shares are common stock and 1,000,000 shares are "blank check" preferred stock.

The reverse stock split was effected in accordance with the Company's obligation to effect a reverse stock split of its shares common stock not later than December 28, 2013, under the Purchase Agreement dated as of October 22, 2013 by and among the Company and the investors referred to therein, pursuant to which on October 29, 2013 the Company completed a private placement of 3,333,338 shares of common stock at a per share price of $3.00 for gross proceeds of $10 million.

All references in these notes and in the related unaudited condensed consolidated financial statements to number of shares, price per share and weighted average number of shares outstanding of common stock prior to the reverse stock split (including the share capital decrease) have been adjusted to reflect the reverse stock split (including the share capital decrease) on a retroactive basis, unless otherwise noted.

Note 11. REVERSE STOCK SPLIT

Effective at the open of business on December 27, 2013, the Company effected a reverse stock split of its common stock at a ratio of 1-for-5. No fractional shares of common stock were issued, and no cash or other consideration were paid as a result of the reverse stock split. Instead, the Company issued one whole share of post-reverse stock split common stock in lieu of each fractional share of common stock. As a result of the reverse stock split, the Company's share capital was reduced to 51,000,000 shares from 251,000,000 shares, of which 50,000,000 shares are common stock and 1,000,000 shares are "blank check" preferred stock.

The reverse stock split was effected in accordance with the Company's obligation to effect a reverse stock split of its shares common stock not later than December 28, 2013, under the Purchase Agreement dated as of October 22, 2013 by and among the Company and the investors referred to therein, pursuant to which on October 29, 2013 the Company completed a private placement of 3,333,338 shares of common stock at a per share price of $3.00 for gross proceeds of $10 million.

All references in these notes and in the related consolidated financial statements to number of shares, price per share and weighted average number of shares outstanding of common stock prior to the reverse stock split (including the share capital decrease) have been adjusted to reflect the reverse stock split (including the share capital decrease) on a retroactive basis, unless otherwise noted.